Lease revenue - Schedule of Minimum Future Lease Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Leases [Abstract]
2026	$ 6,599,733
2027	6,187,029
2028	5,650,264
2029	5,124,589
2030	4,618,120
Thereafter	14,928,566
Contracted minimum future lease receivables	$ 43,108,301